RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES - Schedule of maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule, by fiscal years, of maturities of lease liabilities
2022	¥ 2,708
2023	917
Total lease payments	3,625
Less: imputed interest	(155)
Total operating lease liabilities	¥ 3,470	$ 545	¥ 5,897